Tax expense/(benefit) - Discosure of significant components of deferred tax assets and liabilities and their changes (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities at beginning of period	€ (4,507,000,000)
Deferred tax assets at beginning of period	4,371,000,000
Deferred tax liability (asset) at beginning of period	(136,000,000)
Deferred tax liabilities at end of period	(1,294,000,000)	€ (4,507,000,000)
Deferred tax assets at end of period	6,383,000,000	4,371,000,000
Deferred tax liability (asset) at end of period	5,089,000,000	(136,000,000)
Total deferred tax liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities at beginning of period	(13,830,000,000)	(13,274,000,000)
Recognized in Consolidated Income Statement	(1,263,000,000)	160,000,000
Recognized in Equity	109,000,000	(19,000,000)
Transferred to Assets/(Liabilities) Held for Sale	0	(10,000,000)
Translation differences and Other	(929,000,000)	425,000,000
Deferred tax liabilities at end of period	(11,747,000,000)	(13,830,000,000)
Accelerated depreciation
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities at beginning of period	(4,322,000,000)	(3,840,000,000)
Recognized in Consolidated Income Statement	(365,000,000)	375,000,000
Recognized in Equity	0	0
Transferred to Assets/(Liabilities) Held for Sale	0	0
Translation differences and Other	(339,000,000)	107,000,000
Deferred tax liabilities at end of period	(3,618,000,000)	(4,322,000,000)
Capitalized development assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities at beginning of period	(3,580,000,000)	(3,917,000,000)
Recognized in Consolidated Income Statement	(1,052,000,000)	(320,000,000)
Recognized in Equity	0	0
Transferred to Assets/(Liabilities) Held for Sale	0	0
Translation differences and Other	(67,000,000)	(17,000,000)
Deferred tax liabilities at end of period	(2,461,000,000)	(3,580,000,000)
Other Intangible assets and Intangible assets with indefinite useful lives
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities at beginning of period	(4,020,000,000)	(3,854,000,000)
Recognized in Consolidated Income Statement	(107,000,000)	(15,000,000)
Recognized in Equity	0	0
Transferred to Assets/(Liabilities) Held for Sale	0	0
Translation differences and Other	(291,000,000)	181,000,000
Deferred tax liabilities at end of period	(3,622,000,000)	(4,020,000,000)
Right-of-use assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities at beginning of period	(312,000,000)	(276,000,000)
Recognized in Consolidated Income Statement	(2,000,000)	28,000,000
Recognized in Equity	0	0
Transferred to Assets/(Liabilities) Held for Sale	0	0
Translation differences and Other	(26,000,000)	8,000,000
Deferred tax liabilities at end of period	(284,000,000)	(312,000,000)
Provision for employee benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities at beginning of period	(1,067,000,000)	(1,077,000,000)
Recognized in Consolidated Income Statement	26,000,000	5,000,000
Recognized in Equity	45,000,000	(66,000,000)
Transferred to Assets/(Liabilities) Held for Sale	0	0
Translation differences and Other	(124,000,000)	51,000,000
Deferred tax liabilities at end of period	(1,014,000,000)	(1,067,000,000)
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liabilities at beginning of period	(529,000,000)	(310,000,000)
Recognized in Consolidated Income Statement	237,000,000	87,000,000
Recognized in Equity	64,000,000	47,000,000
Transferred to Assets/(Liabilities) Held for Sale	0	(10,000,000)
Translation differences and Other	(82,000,000)	95,000,000
Deferred tax liabilities at end of period	(748,000,000)	(529,000,000)
Total deferred tax assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets at beginning of period	11,662,000,000	11,254,000,000
Recognized in Consolidated Income Statement	3,612,000,000	512,000,000
Recognized in Equity	(153,000,000)	(122,000,000)
Transferred to Assets/(Liabilities) Held for Sale	0	0
Translation differences and Other	(740,000,000)	18,000,000
Deferred tax assets at end of period	14,381,000,000	11,662,000,000
Provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets at beginning of period	5,043,000,000	4,830,000,000
Recognized in Consolidated Income Statement	3,129,000,000	229,000,000
Recognized in Equity	0	0
Transferred to Assets/(Liabilities) Held for Sale	0	0
Translation differences and Other	(250,000,000)	(16,000,000)
Deferred tax assets at end of period	7,922,000,000	5,043,000,000
Provision for employee benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets at beginning of period	2,296,000,000	1,953,000,000
Recognized in Consolidated Income Statement	(42,000,000)	214,000,000
Recognized in Equity	(45,000,000)	(13,000,000)
Transferred to Assets/(Liabilities) Held for Sale	0	0
Translation differences and Other	(217,000,000)	142,000,000
Deferred tax assets at end of period	1,992,000,000	2,296,000,000
Lease liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets at beginning of period	399,000,000	336,000,000
Recognized in Consolidated Income Statement	21,000,000	48,000,000
Recognized in Equity	0	0
Transferred to Assets/(Liabilities) Held for Sale	0	0
Translation differences and Other	(42,000,000)	15,000,000
Deferred tax assets at end of period	378,000,000	399,000,000
Impairment of tangible and intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets at beginning of period	1,776,000,000	1,984,000,000
Recognized in Consolidated Income Statement	106,000,000	(118,000,000)
Recognized in Equity	0	0
Transferred to Assets/(Liabilities) Held for Sale	0	0
Translation differences and Other	(221,000,000)	(90,000,000)
Deferred tax assets at end of period	1,661,000,000	1,776,000,000
Inventories
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets at beginning of period	386,000,000	444,000,000
Recognized in Consolidated Income Statement	(13,000,000)	(54,000,000)
Recognized in Equity	0	0
Transferred to Assets/(Liabilities) Held for Sale	0	0
Translation differences and Other	17,000,000	(4,000,000)
Deferred tax assets at end of period	390,000,000	386,000,000
Tax credit
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets at beginning of period	1,096,000,000	524,000,000
Recognized in Consolidated Income Statement	505,000,000	512,000,000
Recognized in Equity	0	0
Transferred to Assets/(Liabilities) Held for Sale	0	0
Translation differences and Other	(75,000,000)	60,000,000
Deferred tax assets at end of period	1,526,000,000	1,096,000,000
Provision for buy back
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets at beginning of period	151,000,000	153,000,000
Recognized in Consolidated Income Statement	(156,000,000)	(35,000,000)
Recognized in Equity	0	0
Transferred to Assets/(Liabilities) Held for Sale	0	0
Translation differences and Other	8,000,000	33,000,000
Deferred tax assets at end of period	3,000,000	151,000,000
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets at beginning of period	515,000,000	1,030,000,000
Recognized in Consolidated Income Statement	62,000,000	(284,000,000)
Recognized in Equity	(108,000,000)	(109,000,000)
Transferred to Assets/(Liabilities) Held for Sale	0	0
Translation differences and Other	40,000,000	(122,000,000)
Deferred tax assets at end of period	509,000,000	515,000,000
Unrecognized deferred tax assets on temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets at beginning of period	2,095,000,000	2,859,000,000
Recognized in Consolidated Income Statement	1,272,000,000	(608,000,000)
Recognized in Equity	(112,000,000)	(12,000,000)
Transferred to Assets/(Liabilities) Held for Sale	0	0
Translation differences and Other	(250,000,000)	(144,000,000)
Deferred tax assets at end of period	3,005,000,000	2,095,000,000
Unrecognized deferred tax assets on temporary differences | Italy
Reconciliation of changes in deferred tax liability (asset) [abstract]
Allowance for corporate equity, deferred tax assets	305,000,000	304,000,000	€ 312,000,000
Unrecognized deferred tax assets on tax credits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets at beginning of period	561,000,000	517,000,000
Recognized in Consolidated Income Statement	(17,000,000)	0
Recognized in Equity	0	0
Transferred to Assets/(Liabilities) Held for Sale	0	0
Translation differences and Other	66,000,000	44,000,000
Deferred tax assets at end of period	610,000,000	561,000,000
Deferred tax assets arising on tax loss carry-forwards
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets at beginning of period	8,782,000,000	9,069,000,000
Recognized in Consolidated Income Statement	2,139,000,000	214,000,000
Recognized in Equity	0	0
Transferred to Assets/(Liabilities) Held for Sale	0	0
Translation differences and Other	(50,000,000)	(501,000,000)
Deferred tax assets at end of period	10,871,000,000	8,782,000,000
Unrecognized deferred tax assets on tax loss carry-forwards
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets at beginning of period	4,094,000,000	6,305,000,000
Recognized in Consolidated Income Statement	709,000,000	(1,704,000,000)
Recognized in Equity	0	0
Transferred to Assets/(Liabilities) Held for Sale	0	0
Translation differences and Other	(2,000,000)	(507,000,000)
Deferred tax assets at end of period	4,801,000,000	4,094,000,000
Total Net deferred tax assets/(liabilities)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset) at beginning of period	(136,000,000)	(2,632,000,000)
Recognized in Consolidated Income Statement	(5,050,000,000)	(2,878,000,000)
Recognized in Equity	150,000,000	91,000,000
Transferred to Assets/(Liabilities) Held for Sale	0	(10,000,000)
Translation differences and Other	(325,000,000)	301,000,000
Deferred tax liability (asset) at end of period	€ 5,089,000,000	€ (136,000,000)